Investment Strategy - AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide disciplined asset allocation to equity securities, fixed income ETFs, and downside protection ETFs. Amplius Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), selects the Fund’s allocation to these asset classes based on its assessment of the relative risks and returns of each asset class.
The Sub-Adviser generally will allocate between 60% and 100% of the Fund’s net assets to equity securities, which includes common stocks, preferred stocks, and ETFs that provide such equity exposure (the “Equity Sleeve”). Typically, the Fund expects to invest in equity securities, and the allocation is subject to change based on market conditions. The remaining portion of the Fund’s portfolio will typically be invested in fixed income ETFs and/or downside protection ETFs (the “Tactical Allocation Sleeve”).
Equity Sleeve
The Fund’s Equity Sleeve will consist of common stock, preferred stock, depositary receipts, and ETFs. The Fund may invest in equity securities of any market capitalization, but the Fund typically invests between 20% and 100% of its net assets in equity securities of U.S. large-capitalization companies, between 0% and 40% of its net assets in equity securities of U.S. small- and mid-capitalization companies, and between 0% and 40% of foreign equity securities, including exposure to developed and emerging markets countries. It is anticipated that the Fund’s exposure to U.S. small- and mid-capitalization companies and foreign equity securities will primarily come from investments in ETFs, but the Fund may invest directly in such securities.
For the Fund’s investment in individual U.S. large-capitalization companies, the Sub-Adviser begins stock selection by reviewing the constituents of broad-based U.S. large-capitalization indexes. Within each index, the Sub-Adviser generally selects companies within the 50 largest companies, by market capitalization, for inclusion in the Fund’s portfolio. If a company is a constituent in more than one index, the Sub-Adviser may weight that company more heavily than companies that are constituents in only one index. The Sub-Adviser may select individual large-capitalization companies outside of the 50 largest in a particular index if it determines that doing so contributes to the Fund’s diversification based on market capitalization, sector or industry, or style (e.g., value or growth).
The Sub-Adviser’s investment selection criteria for equity ETFs includes a review of its structure, relative performance among its peer group, total operating expense ratio, portfolio turnover, assets under management, liquidity, and investment objective and investment restrictions and limitations. The ETFs selected for investment are expected to maintain broad exposure to U.S. companies or developed and/or emerging markets countries, as applicable, and the Fund may invest in ETFs that cross multiple market capitalization ranges or geographic regions. The Fund’s investments in ETFs may be selected for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value), or other factors that help the Fund achieve broad exposure across equity securities. The Fund’s investments in ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser).
Tactical Allocation Sleeve
The Fund’s Tactical Allocation Sleeve will consist of fixed income ETFs and/or downside protection ETFs. Fixed income ETFs in which the Fund will invest typically include ETFs that invest in U.S. Treasury securities, but may also include investments in corporate bonds or debt securities issued by the U.S. Government and its agencies and instrumentalities.
The Sub-Adviser may invest in downside protection ETFs. Such ETFs seek to participate in the price movement of the broad U.S. equities market (e.g., U.S. large-capitalization companies) with up to 100% downside protection in exchange for capped upside over a defined period (i.e., a one-year period). The Sub-Adviser’s investment selection criteria for fixed income ETFs and downside protection ETFs is the same as the selection criteria for equity ETFs.
The Sub-Adviser may invest in the Alpha Architect Tail Risk ETF (the “Tail Risk ETF”) and the Alpha Architect 1-3 Month Box ETF (the “Box ETF”), each an affiliated ETF. The Tail Risk ETF will invest, under normal circumstances, in a portfolio of options contracts on securities that are linked to the performance of an index whose value is based on companies with market capitalizations that qualify them as “large cap” companies. The Box ETF’s investment objective is to provide investment results that, before fees and expenses, equal or exceed the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market. To do so, the principal investment strategy of the Box ETF will be to utilize a series of long and short exchange-listed options combinations called a box spread.
There may be times where the Fund has no exposure to fixed income ETFs and/or downside protection ETFs.
General Portfolio Information
Depending on market conditions, the Sub-Adviser may adjust the Fund’s exposure to specific asset classes. Typically, the Sub-Adviser increases the Fund’s allocation to the Equity Sleeve following a significant price decline in the overall U.S. equity market. Additionally, the Sub-Adviser may sell a security if it no longer aligns with the Sub-Adviser’s investment criteria.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.